Suppliers	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Suppliers

19.	Suppliers

Accounts payable to suppliers are obligations payable for goods or services that were acquired in the usual course of business. They are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method. Given the short maturity of these obligations, in practical terms, they are usually recognized at the value of the corresponding invoice.

	2024	2023

Suppliers	4,986,912	4,612,112

Domestic currency	4,233,754	4,052,047
Suppliers of materials and services (i)	4,157,887	3,970,040
Interconnection(ii)	44,759	50,519
Roaming (iii)	4667	64
Co-billing (iv)	26,441	31,424

Foreign currency	753,158	560,065
Suppliers of materials and services (i)	267,723	220,061
Roaming (iii)	485,435	340,004

Current portion	4,986,912	4,612,112
(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.
(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.
(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.
(iv)	Refers to calls made by the customer when choosing another long-distance operator.

The Company signed contracts with financial institutions as an alternative to support its suppliers so that they can anticipate their receivables on an ad hoc basis, at their sole discretion. In these operations, the suppliers transfer the right to receive the securities to a financial institution with no right of recourse, while maintaining the contractual terms. The securities assigned are advanced to suppliers by these financial institutions at a discount rate. Once the operations have been carried out, the Company will have these financial institutions as creditors of the securities assigned for the original contractual amount and term with suppliers, without any associated financial charge or benefit. The balance of accounts payable related to these operations remains classified under suppliers and has already been fully paid by the financial institutions to the suppliers.

On December 31, 2024, the Company has approximately R$ 429 million (R$ 316 million on December 31, 2023) related to these operations.

There were no significant non-cash changes in the carrying amount of suppliers included in these operations.